Cash Dividends	6 Months Ended
Jun. 30, 2022
Disclosure of Cash Dividends [Abstract]
CASH DIVIDENDS

12. CASH DIVIDENDS

Cash dividends declared and paid:

The Board of Directors resolved to pay the following dividends for the periods ended 30 June 2022 and 2021:

-	On 19 May 2022: USD 493 thousand (Dividend per share: USD 0.01)

-	On 24 March 2022: USD 9,338 thousand (Dividend per share: USD 0.19)

-	On 25 March 2021: USD 8,288 thousand (Dividend per share: USD 0.17)

There are no cash dividends declared but not paid as at 30 June 2022 and 31 December 2021.